CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	Statutory Reserve	Additional Paid-In Capital	Merger reserve	Accumulated other comprehensive income	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest	Share capital	Treasury Shares
Balance, shares at Mar. 31, 2022								17,205,438
Balance, amount at Mar. 31, 2022	$ 99,992	$ 9,379	$ 108,399	$ (11,031)	$ 12,247	$ (18,569)	$ 34	$ 436	$ (903)
Net income	1,593	0	0	0	0	1,533	60	0	0
Foreign currency translation adjustment	(9,017)	0	0	0	(9,017)	0	0	0	0
Dividend paid to non-controlling interest	(33)	0	0	0	0	0	(33)	0	0
Balance, amount at Mar. 31, 2023	92,535	9,379	108,399	(11,031)	3,230	(17,036)	61	$ 436	(903)
Balance, shares at Mar. 31, 2023								17,205,438
Net income	1,056	0	0	0	0	991	65	$ 0	0
Foreign currency translation adjustment	(2,636)	0	0	0	(2,633)	0	(3)	0	0
Dividend paid to non-controlling interest	(16)	0	0	0	0	0	(16)	0	0
Appropriation of statutory surplus reserves	0	120	0	0	0	(120)	0	0	0
Balance, amount at Mar. 31, 2024	90,939	9,499	108,399	(11,031)	597	(16,165)	107	$ 436	(903)
Balance, shares at Mar. 31, 2024								17,205,438
Net income	(573)	0	0	0	0	(626)	53	$ 0	0
Foreign currency translation adjustment	(1,615)	0	0	0	(1,613)	0	(2)	0	0
Dividend paid to non-controlling interest	(1)	0	0	0	0	0	(1)	0	0
Appropriation of statutory surplus reserves	0	79	0	0	0	(79)	0	0	0
Balance, amount at Mar. 31, 2025	$ 88,750	$ 9,578	$ 108,399	$ (11,031)	$ (1,016)	$ (16,870)	$ 157	$ 436	$ (903)
Balance, shares at Mar. 31, 2025								17,205,438